WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
WARRANTS
Schedule of warrants

		Warrants	Warrants
		issued as part of	issued upon	Broker
Number of Warrants		convertible debt	Public Offering	warrants

January 1, 2021	Balance	—	1,478,512	177,434
January 11, 2021 to February 22, 2021	Exercise of warrants	—	(1,554,082)	—
January 21, 2021 to February 18, 2021	Exercise of broker warrants	—	80,274	(160,548)
February 22, 2021	Expiry of warrants	—	(4,704)	—
December 31, 2021	Balance	—	—	16,886

September 5, 2022	Issue of warrants	979,048	—	—
December 31, 2022	Balance	979,048	—	16,886

Schedule of assumptions used to measure fair value of warrants

	Warrants	Warrants
	issued as part of	issued upon	Broker
	convertible debt	Public Offering	warrants
Number of shares	1	1	1
Number of Warrants	—	—	0.5
Exercise price of unit (CAD)	9.28	10.00	7.00